Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 5 – Subsequent events

1.	Subsequent to the balance sheet date, a total of 930,000 Pre-Funded Warrants were exercised into 927,245 ordinary shares. As of August 23, 2024, all outstanding Pre-Funded Warrants have been exercised.

2.	Subsequent to the balance sheet date, a total of 438,333 RSU’s were exercised into 438,333 ordinary shares.

3.	Subsequent to the balance sheet date, on August 27, 2024, the Company announced that on August 29, 2024 it will effect a reverse share split (“August 2024 Reverse Split”)_of the Company’s ordinary shares at the ratio of 1-for-12, such that each twelve (12) ordinary shares, par value NIS 0.15 per share, shall be consolidated into one (1) ordinary share, par value NIS 1.80 per share. Since the August 2024 Reverse Split has not been effected prior to the date of issuance of these financial statements, all share and per share amounts have not been adjusted for the periods presented in these financial statements.